Board of Trustees
May 14, 1997
Page 1

VEDDER PRICE                                 VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                             222 NORTH LASALLE STREET
                                             CHICAGO, ILLINOIS 60601-1003
                                             312-609-7500
                                             FACSIMILE: 312-609-5005

ROBERT J. MORGAN                             A PARTNERSHIP INCLUDING VEDDER,
312-609-7517                                 PRICE, KAUFMANN & KAMMHOLZ, P.C.
rmoran.vedderprice@mcimail.com               WITH OFFICES IN CHICAGO AND
                                             NEW YORK CITY


                                                                   May 14, 1997

Board of Trustees
Wayne Hummer Money Fund Trust
300 South Wacker Drive
Chicago, Illinois 60606

Re:      Rule 24f-2 Notice for Wayne Hummer Money Fund Trust
         File Nos. 2-75443 and 811-3359

Gentlemen:

We have acted as counsel to Wayne Hummer Money Fund Trust (the "Trust") since its inception and in connection with its public offering of an indefinite number of units of beneficial interest, no par value ("Shares"), of the Trust.

Based upon the foregoing, it is our opinion that the Shares issued, as reported on the accompanying Notice pursuant to Rule 24f-2 reporting sales and redemptions during the period April 1, 1996 through March 31, 1997, were legally issued, fully paid and nonassessable (although shareholders of the Trust, a Massachusetts business trust, may be subject to liability under certain circumstances as described in Part B of the Registration Statement of the Trust under the caption "Shareholder Liability").

In rendering this opinion, we have relied upon an Officer's Certificate executed by the Secretary and Treasurer of the Trust representing, among other things, that all Shares of the Fund have been issued at the net asset value per share next determined after the Trust's receipt of an order in proper form and payment therefor from the investor, in accordance with the Trust's Agreement and Declaration of Trust and as described in the Prospectus.

Board of Trustees
May 14, 1997
Page 2


We hereby consent to the filing of this opinion with the Securities and Exchange Commission pursuant to Rule 24f-2 promulgated under Section 24(f) of the Investment Company Act of 1940, together with the Fund's Rule 24f-2 Notice.

                                                        Cordially,

                                                        /s/ Robert J. Moran

                                                        Robert J.  Moran

                                   APPENDIX I.

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.       Name and address of issuer:

         Wayne Hummer Money Fund Trust
         300 South Wacker Drive
         Chicago, IL 60606

2.       Name of each series or class of funds for which this notice is filed:

         Wayne Hummer Money Fund Trust

3.       Investment Company Act File Number: 2-75443
         Securities Act File Number: 811-3359

4.       Last day of fiscal year for which this notice is filed: March 31, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                [   ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at
         the beginning of the fiscal year:   NONE

8.       Number and amount of securities registered during the fiscal year
         other than pursuant to rule 24f-2:   NONE

9. Number and aggregate sale price of securities sold during the fiscal year: $11,964,796

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: $552,545,079

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7): $9,906,164

12.      Calculation  of registration  fee:

         (i)      Aggregate sale price of securities sold
                  during the fiscal year in reliance on
                  rule 24f-2  (from item 10):                    $552,545,079
                                                             ----------------

         (ii)     Aggregate price of shares issued in
                  connection with dividend reinvestment
                  plans (from item 11, if applicable):             +9,906,164
                                                             ----------------

         (iii)    Aggregate price of shares redeemed
                  or repurchased during the fiscal
                  year (if applicable):                          -550,486,447
                                                             ----------------

         (iv)     Aggregate price of shares redeemed
                  or repurchased and previously applied
                  as a reduction to filing fees pursuant
                  to rule 24e-2 (if applicable):                 +          0
                                                              ---------------

         (v)      Net aggregate price of securities sold
                  and issued during the fiscal year in
                  reliance on rule 24f-2 [line (i), plus
                  line (ii), less line (iii), plus line
                  (iv)] (if applicable)                            11,964,796
                                                              ---------------

         (vi)     Multiplier prescribed by Section 6(b)
                  of the Securities Act of 1933 or
                  other applicable law or regulation
                  (see Instruction C.6):                           x .0030303
                                                              ---------------

         (vii)    Fee due [line (i) or line (v)
                  multiplied by line (vi)]:                         $3,625.70
                                                              ===============

Instruction:    Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                  [   ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: May 15, 1997


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Jean M. Maurice
                          ----------------------------------
                             Jean M. Maurice - Treasurer

Date:    May 13, 1997

*Please print the name and title of the signing officer below the signature.